Financial Instruments and Risk Management - Summary of Assets and Liabilities Measured at Fair Value (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Available-for-sale investments (note 15)	£ 107	£ 58
Assets	818	971
Assets at fair value	925	1,029
Liabilities	234	668
Liabilities at fair value	234	668
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Available-for-sale investments (note 15)	91	15
Assets at fair value	91	15
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	818	971
Liabilities at fair value	234	668
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Available-for-sale investments (note 15)	16	43
Assets at fair value	16	43
Interest Rate Swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	166	252
Liabilities	91	104
Interest Rate Swaps | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	166	252
Liabilities	91	104
Cross-Currency Swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	450	540
Liabilities		174
Cross-Currency Swaps | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	450	540
Liabilities		174
Forward Foreign Currency Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	202	179
Liabilities	143	390
Forward Foreign Currency Contracts | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	202	179
Liabilities	£ 143	£ 390